Annual Fund Operating Expenses - The Hartford Total Return Bond Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%	[1]
Total annual fund operating expenses	0.71%
Class C
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.22%	[1]
Total annual fund operating expenses	1.51%
Class I
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	none
Other expenses	0.16%	[1]
Total annual fund operating expenses	0.45%
Class R3
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.27%	[1]
Total annual fund operating expenses	1.06%
Class R4
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%	[1]
Total annual fund operating expenses	0.76%
Class R5
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	none
Other expenses	0.17%	[1]
Total annual fund operating expenses	0.46%
Class R6
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	none
Other expenses	0.06%	[1]
Total annual fund operating expenses	0.35%
Class Y
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	none
Other expenses	0.16%	[1]
Total annual fund operating expenses	0.45%
Class F
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	none
Other expenses	0.05%	[1]
Total annual fund operating expenses	0.34%

[1]	“Other expenses” for Class I and Class Y have been restated to reflect the estimated transfer agency fees for the current year.